Interest Payable (Details) - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Payable [Abstract]
Interest Expense	£ 2,981,105	£ 1,491,055	£ 1,811,470	£ 729,588	£ 813,457